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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

    Report for the Calendar Year or Quarter Ended: December 31, 2006

    Check here if Amendment [ ]: Amendment Number:________

    This Amendment (Check only one): [ ] is a restatement

                            [ ] adds new holdings entries

    Institutional Investment Manager Filing this Report:

    Name:      First Commonwealth Bank
    Address:   22 North Sixth St
               Indiana, PA, 15701

    Form 13F File Number:28-11893

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

    Person Signing this Report on Behalf of Reporting Manager:

    Name:   John J. Dolan
    Title:  Executive Vice President and Chief Financial Officer
    Phone:  (724) 349-7220

    Signature,Place, and Date of Signing:

    /s/ John J. Dolan
    -----------------
    John J. Dolan,
    Indiana, PA,
    February 13, 2007

    Report Type(check only one) :

          [ ] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

          [x] 13F NOTICE (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s))

          [ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

    List of Other Managers Reporting for this Manager:

    Form 13F File Number                        Name
        28-05151               First Commonwealth Financial Corporation

    First Commonwealth Bank, a wholly-owned subsidiary of First Commonwealth Financial Corporation, a bank holding company, incorporated under the laws of Pennsylvania, and First Commonwealth Financial Corporation exercise investment discretion with respect to the same 13 F securities Pursuant to the General Instruction 2 of Form 13F, this filing indicates that First Commonwealth Financial Corporation is reporting on behalf of First Commonwealth Bank on First Commonwealth Financial Corporation's Form 13 F for the quarter ended December 31, 2006

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